FINANCIAL INCOME AND EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Financing Income Expenses Net Abstract
Schedule of Financial Income and Expenses
	December 31, 2023 US$‘000	December 31, 2022 US$‘000	December 31, 2021 US$‘000
Financial income:
Non-cash financial income	1,171	303	1,220
Interest income	-	-	3

	1,171	303	1,223
Financial expense:
Interest on leases (Note 28)	(624)	(647)	(803)
Loss on disposal of exchangeable notes (Note 23, 28)	-	(9,678)	-
Penalty for early partial settlement of senior secured term loan (Note 23)	(905)	(3,450)	-
Cash interest payable on senior secured term loan	(7,289)	(7,039)	-
Cash interest payable on convertible note	(300)	(199)	-
Cash interest on exchangeable notes	(8)	(296)	(3,996)
Loan origination costs	-	-	(1,638)
Non-cash interest on exchangeable notes	-	(84)	(648)
Non-cash interest on senior secured term loan	(1,131)	(2,772)	-
Non-cash interest on convertible note	(796)	(495)	-
Non-cash financial expense	-	(74)	-

	(11,053)	(24,734)	(7,085)
Net financing expense	(9,882)	(24,431)	(5,862)